DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) individual director employee	Dec. 31, 2018 CNY (¥) individual director	Dec. 31, 2017 CNY (¥) individual director
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee	5
Number of directors among five highest paid employees | director	2	1	1
Number of supervisors among five highest paid employees | individual	1	1	1
Basic salaries, housing fund, other allowances and benefits in kind	¥ 4,665	¥ 1,849	¥ 1,370
Pension costs	513	234	166
Total remuneration	5,958	2,839	2,304
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	1,670	1,305	2,460
Pension costs	137	165	249
Total remuneration	¥ 1,807	¥ 1,470	¥ 2,709